Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 3,562	$ 4,216	$ 4,328
Other comprehensive income (loss)
Net gain (loss) on foreign currency translation	(82)	(256)	403
Net change in pension and other postretirement benefit plans	160	(440)	(759)
Other comprehensive income (loss) before income taxes	78	(696)	(356)
Income tax recovery (expense)	(67)	62	291
Other comprehensive income (loss)	11	(634)	(65)
Comprehensive income	$ 3,573	$ 3,582	$ 4,263